May 29, 2020

SUPPLEMENT TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES
OF WELLS FARGO FIXED INCOME FUNDS
For the Wells Fargo Strategic Income Fund (the "Fund")

At a meeting held May 26-28, 2020, the Board of Trustees of the Fund approved changes to the Fund's name and sub-adviser, effective August 3, 2020. Also effective August 3, 2020, Christopher Y. Kauffman, CFA, Jay N. Mueller, CFA, Janet S. Rilling, CFA, CPA and Michael J. Schueller, CFA are added as portfolio managers of the Fund and Niklas Nordenfelt, Scott Smith, Alex Perrin and Lauren van Biljon are removed as portfolio managers of the Fund. In connection with these changes, effective August 3, 2020 the Fund's prospectuses and summary prospectuses are revised as follows:

I. Name Change The Fund's name is changed to "Wells Fargo Income Plus Fund".